Condensed Consolidated Income Statements - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
Commercial property revenue	$ 1,386	$ 1,130	$ 2,860	$ 2,227
Hospitality revenue	503	476	994	958
Investment and other revenue	137	45	245	86
Total revenue	2,026	1,651	4,099	3,271
Direct commercial property expense	479	421	1,001	830
Direct hospitality expense	306	295	626	627
Investment and other expense	0	0	10	0
Interest expense	710	537	1,456	1,057
Depreciation and amortization	85	76	170	148
General and administrative expense	219	183	442	352
Total expenses	1,799	1,512	3,705	3,014
Fair value (losses) gains, net	(1,092)	770	(722)	1,387
Share of net earnings from equity accounted investments	826	288	1,090	516
Income before income taxes	(39)	1,197	762	2,160
Income tax expense (benefit)	(62)	146	26	86
Net income	23	1,051	736	2,074
Net income attributable to:
Limited partners	57	194	203	386
General partner	0	0	0	0
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units	59	332	209	662
Limited partnership units of Brookfield Office Properties Exchange LP	1	8	2	16
Class A shares of Brookfield Property REIT Inc.	10	0	46	0
Interests of others in operating subsidiaries and properties	$ (104)	$ 517	$ 276	$ 1,010
Net income per LP Unit:
Basic (in dollars per share)	$ 0.12	$ 0.69	$ 0.44	$ 1.38
Diluted (in dollars per share)	$ 0.12	$ 0.68	$ 0.44	$ 1.36